Subsequent Events (Details) $ / shares in Units, $ in Millions						2 Months Ended	12 Months Ended
	Mar. 03, 2021 USD ($) company $ / shares	Feb. 08, 2021 USD ($)	Oct. 27, 2020 $ / shares	Aug. 18, 2020 $ / shares	Aug. 17, 2020 shares	Mar. 04, 2021 USD ($) property shares	Dec. 31, 2020 $ / shares
Subsequent Event [Line Items]
Cash dividend declared (in dollars per share) | $ / shares			$ 0.20	$ 0.10			$ 0.30
Subsequent Event
Subsequent Event [Line Items]
Number of properties acquired | property						8
Payments to acquire real estate						$ 17.4
Investment in real estate development project		$ 1.3
Expected investment in real estate assets		$ 4.4
Cash dividend declared (in dollars per share) | $ / shares	$ 0.20
Subsequent Event | Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Amounts elected to be received in lieu of cash	$ 0.7
Award vesting period	3 years
Subsequent Event | Performance and Service Based Restricted Stock Units
Subsequent Event [Line Items]
Aggregate grant date fair value	$ 4.0
Subsequent Event | Performance and Service Based Restricted Stock Units | Share-based Payment Arrangement, Tranche One
Subsequent Event [Line Items]
Award vesting percentage (as a percent)	60.00%
Award vesting period	3 years
Number of companies forming peer group | company	33
Subsequent Event | Performance and Service Based Restricted Stock Units | Share-based Payment Arrangement, Tranche Two
Subsequent Event [Line Items]
Award vesting percentage (as a percent)	40.00%
Award vesting period	3 years
Common stock
Subsequent Event [Line Items]
Units converted (in shares) | shares					255,268
Common stock | Subsequent Event
Subsequent Event [Line Items]
Units converted (in shares) | shares						182,418